Property, plant and equipment (Schedule of detailed information about property, plant and equipment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	$ 3,740,966
Decommissioning and restoration	(37,108)	$ 144,016
Balance, end of year	3,552,430	3,740,966
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	6,624,082	6,261,704
Additions	259,281	346,335
Capitalized stripping and development	89,262	79,426
Decommissioning and restoration	(37,108)	144,016
Derecognition of assets	(1,421,049)
Capitalized accretion and depreciation	1,605
Transfers and other movements	0	0
Disposals	(37,431)	(20,288)
Impairments	(94,956)	(193,473)
Effects of movement in exchange rates	(78,638)	6,362
Balance, end of year	5,305,048	6,624,082
Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	(2,883,116)	(2,530,049)
Depreciation for the year	(347,385)	(361,979)
Derecognition of assets	1,421,049
Transfers and other movements	0
Disposals	23,610	11,683
Effects of movement in exchange rates	33,224	(2,771)
Balance, end of year	(1,752,618)	(2,883,116)
Exploration and evaluation assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	88,207
Balance, end of year	75,981	88,207
Exploration and evaluation assets [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	88,207	79,059
Additions	18,386	9,084
Capitalized stripping and development	0	0
Decommissioning and restoration	0	0
Derecognition of assets	0
Capitalized accretion and depreciation	0
Transfers and other movements	(29,395)	0
Disposals	(215)	0
Impairments	0	0
Effects of movement in exchange rates	(1,002)	64
Balance, end of year	75,981	88,207
Exploration and evaluation assets [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	0	0
Depreciation for the year	0	0
Derecognition of assets	0
Transfers and other movements	0
Disposals	0	0
Effects of movement in exchange rates	0	0
Balance, end of year	0	0
Capital works in progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	858,230
Balance, end of year	778,851	858,230
Capital works in progress [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	858,230	957,162
Additions	173,810	268,090
Capitalized stripping and development	0	0
Decommissioning and restoration	723	(525)
Derecognition of assets	0
Capitalized accretion and depreciation	1,607
Transfers and other movements	(154,554)	(357,381)
Disposals	(1,091)	(5,941)
Impairments	(94,956)	0
Effects of movement in exchange rates	(4,918)	(3,175)
Balance, end of year	778,851	858,230
Capital works in progress [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	0	0
Depreciation for the year	0	0
Derecognition of assets	0
Transfers and other movements	0
Disposals	0	0
Effects of movement in exchange rates	0	0
Balance, end of year	0	0
Mining properties [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	1,149,631
Balance, end of year	1,061,011	1,149,631
Mining properties [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	2,434,000	2,217,461
Additions	3,148	1,731
Capitalized stripping and development	89,262	79,426
Decommissioning and restoration	(12,583)	4,630
Derecognition of assets	(995,575)
Capitalized accretion and depreciation	0
Transfers and other movements	3,825	128,320
Disposals	0	0
Impairments	0	(1,054)
Effects of movement in exchange rates	(16,915)	3,486
Balance, end of year	1,505,162	2,434,000
Mining properties [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	(1,284,369)	(1,126,274)
Depreciation for the year	(155,503)	(155,878)
Derecognition of assets	995,575
Transfers and other movements	(5)
Disposals	0	0
Effects of movement in exchange rates	151	(2,217)
Balance, end of year	(444,151)	(1,284,369)
Plant and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	1,538,797
Balance, end of year	1,561,408	1,538,797
Plant and equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	2,983,919	2,793,719
Additions	35,953	17,735
Capitalized stripping and development	0	0
Decommissioning and restoration	(25,248)	139,911
Derecognition of assets	(422,524)
Capitalized accretion and depreciation	(2)
Transfers and other movements	231,444	229,981
Disposals	(7,691)	(10,803)
Impairments	0	(192,419)
Effects of movement in exchange rates	(53,234)	5,795
Balance, end of year	2,742,617	2,983,919
Plant and equipment [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	(1,445,122)	(1,271,581)
Depreciation for the year	(169,096)	(181,565)
Derecognition of assets	422,524
Transfers and other movements	(25,055)
Disposals	4,094	8,525
Effects of movement in exchange rates	31,446	(501)
Balance, end of year	(1,181,209)	(1,445,122)
Plant and equipment - ROU assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	106,101
Balance, end of year	75,179	106,101
Plant and equipment - ROU assets [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	259,726	214,303
Additions	27,984	49,695
Capitalized stripping and development	0	0
Decommissioning and restoration	0	0
Derecognition of assets	(2,950)
Capitalized accretion and depreciation	0
Transfers and other movements	(51,320)	(920)
Disposals	(28,434)	(3,544)
Impairments	0	0
Effects of movement in exchange rates	(2,569)	192
Balance, end of year	202,437	259,726
Plant and equipment - ROU assets [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	(153,625)	(132,194)
Depreciation for the year	(22,786)	(24,536)
Derecognition of assets	2,950
Transfers and other movements	25,060
Disposals	19,516	3,158
Effects of movement in exchange rates	1,627	(53)
Balance, end of year	$ (127,258)	$ (153,625)